UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 March 31, 2011

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stockbridge Partners LLC
Address:    200 Clarendon Street, 35th Floor
            Boston, MA 02116


Form 13F File Number: 028-14383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Small
Title:            Managing Director
Phone:            617-227-0050

Signature, Place, and Date of Signing:

  /s/ Robert J. Small            Boston, MA               May 16, 2011
----------------------          ------------           ---------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                                 -----------
Form 13F Information Table Entry Total:                   17
                                                 -----------
Form 13F Information Table Value Total:           $  323,684
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

 No.      Form 13F File Number         Name

  1         028-14378                  Berkshire Partners LLC
----      ---------------------        -------------------------
[Repeat as necessary.]



                                                              FORM 13F INFORMATION TABLE
                                                         FOR QUARTER ENDED DECEMBER 31, 2010

Column 1         Column 2     Column 3     Column 4     Column 5          Column 6          Column 7               Column 8
                                                                                                               Voting Authority
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                                                    Shrs or
Name of          Title of                    Value       Prn       Shrs /  Investment        Other
Issuer           Class         CUSIP        (x$1,000)    Amount    Prn     Discretion        Manager       Sole     Shared     None
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BLOUNT INTL
INC. NEW         COMMON      095180105     $26,343    1,648,523     SH     DEFINED              1        1,648,523     --        --
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CARTER INC       COMMON      146229109     $26,364      920,850     SH     DEFINED              1          920,850     --        --
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CROWN CASTLE
INTL CORP        COMMON      228227104      $9,819      230,766     SH     DEFINED              1          230,766     --        --
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IESI BFC LTD     COMMON      44951D108     $26,782    1,055,644     SH     DEFINED              1        1,055,644     --        --
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INTERVAL
LEISURE
GROUP INC        COMMON      46113M108     $13,332      815,433     SH     DEFINED              1          815,433     --        --
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LPL INVT
HLDGS INC        COMMON      50213H100     $18,657      520,991     SH     DEFINED              1          520,991     --        --
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LUMBER
LIQUIDATORS
HLDGS INC        COMMON      55003T107      $8,372      335,034     SH     DEFINED              1          335,034     --        --
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MASTERCARD
INC              CLASS A     57636Q104     $11,451       45,490     SH     DEFINED              1           45,490     --        --
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MEDNAX, INC      COMMON      58502B106     $18,549      278,465     SH     DEFINED              1          278,465     --        --
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MOTOROLA
SOLUTIONS INC    COM NEW     620076307     $19,393      433,954     SH     DEFINED              1          433,954     --        --
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MSCI INC         CLASS A     55354G100     $19,348      525,477     SH     DEFINED              1          525,477     --        --
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL
CINEMEDIA, INC   COMMON      635309107     $17,396      931,765     SH     DEFINED              1          931,765     --        --
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SBA
COMMUNICATIONS
CORP             COMMON      78388J106      $9,448      238,100     SH     DEFINED              1          238,100     --        --
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SENSATA TECH.
HLDG NV            SHS       N7902X106     $20,445      588,687     SH     DEFINED              1          588,687     --        --
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TRANSDIGM GROUP
INC              COMMON      893641100     $40,316      480,930     SH     DEFINED              1          480,930     --        --
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TYLER
TECHNOLOGIES
INC              COMMON      902252105     $26,617    1,122,587     SH     DEFINED              1        1,122,587     --        --
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VISA INC      COMMON CL A    92826C839     $11,052      150,120     SH     DEFINED              1          150,120     --        --
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